Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,366,241.65

Principal:
Principal Collections	$33,522,597.27
Prepayments in Full	$33,339,043.91
Liquidation Proceeds	$70,084.68
Recoveries	$0.00
Sub Total	$66,931,725.86
Collections	$72,297,967.51

Purchase Amounts:
Purchase Amounts Related to Principal	$405,837.63
Purchase Amounts Related to Interest	$1,290.94
Sub Total	$407,128.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$72,705,096.08

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$72,705,096.08
Servicing Fee	$1,300,202.87	$1,300,202.87	$0.00	$0.00	$71,404,893.21
Interest - Class A-1 Notes	$44,515.47	$44,515.47	$0.00	$0.00	$71,360,377.74
Interest - Class A-2 Notes	$215,960.00	$215,960.00	$0.00	$0.00	$71,144,417.74
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$70,831,775.24
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$70,684,736.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,684,736.74
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$70,617,262.99
Second Priority Principal Payment	$27,070,822.91	$27,070,822.91	$0.00	$0.00	$43,546,440.08
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$43,496,454.25
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$11,926,454.25
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$11,863,314.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,863,314.25
Regular Principal Payment	$199,419,892.43	$11,863,314.25	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$72,705,096.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$27,070,822.91
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$11,863,314.25
Total					$70,504,137.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$70,504,137.16	$202.60	$44,515.47	$0.13	$70,548,652.63	$202.73
Class A-2 Notes	$0.00	$0.00	$215,960.00	$0.40	$215,960.00	$0.40
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$70,504,137.16	$43.79	$900,756.05	$0.56	$71,404,893.21	$44.35

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$258,060,715.34	0.7415538	$187,556,578.18	0.5389557
Class A-2 Notes	$539,900,000.00	1.0000000	$539,900,000.00	1.0000000
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,520,130,715.34	0.9441395	$1,449,626,578.18	0.9003500

Pool Information
Weighted Average APR	4.194%	4.170%
Weighted Average Remaining Term	54.42	53.53
Number of Receivables Outstanding	69,903	67,688
Pool Balance	$1,560,243,446.70	$1,492,885,349.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,494,934,912.08	$1,429,919,892.43
Pool Factor	0.9477864	0.9068690

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$22,393,280.25
Yield Supplement Overcollateralization Amount	$62,965,457.28
Targeted Overcollateralization Amount	$77,127,750.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,258,771.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		200	$20,533.50
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$20,533.50
Cumulative Net Losses Last Collection Period			$762.10
Cumulative Net Losses for all Collection Periods			$21,295.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.02%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.52%	319	$7,727,084.90
61-90 Days Delinquent	0.02%	16	$339,782.23
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	335	$8,066,867.13

Repossession Inventory:
Repossessed in the Current Collection Period		17	$467,111.57
Total Repossessed Inventory		20	$604,243.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0006%
Current Collection Period			0.0161%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0014%
Current Collection Period			0.0236%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer